Subsequent Events	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

NOTE 10 — SUBSEQUENT EVENTS

On October 9, 2026, the Company entered into an unsecured promissory note with a previous investor of the Company for total principal of $1,500,000 (the “2026 Private Notes Payable”). The Private Notes Payable bear interest of 28% or the highest rate allowed under law, and have a stated maturity date of the two-year anniversary of the funding (or “closing”) of the Private Notes Payable.  The Company has the right to pre-payment without penalty after 12 months from closing.  The investors also received 165,000 common stock warrants. Each warrant entitles the holder to purchase three quarters of one share of common stock at a price of $11.50. Each warrant will become exercisable at the date of the Private Notes Payable and is exercisable through the five-year anniversary of the Private Notes Payable agreement date. The warrants also grant the holder a one-time redemption right to require the Company pay the holder in cash equal to $1 per warrant 24 months following the closing of the Private Notes Payable.

On October 1, 2026, the Company received Letter 2205-L from the Internal Revenue Service notifying the Company that its U.S. federal income tax return on Form 1120 for the tax year ended December 31, 2023 has been selected for examination. The examination is in its preliminary stages and the Internal Revenue Service has not proposed any adjustments. The Company intends to cooperate fully with the examination. The Company is unable at this time to predict the outcome of the examination or to estimate the amount or range of any potential adjustment, and accordingly no amounts have been accrued in the condensed consolidated financial statements as of June 30, 2026.

NOTE 12 — SUBSEQUENT EVENTS

On February 16, 2026, the board of directors approved RSUs in the aggregate amount of 225,000 to the non-employee directors of the Company, which vest immediately, RSUs in the aggregate amount of 225,000 to the executive officers of the Company, which vest: (i) 1/3 immediately, (ii) 1/3 on November 15, 2027, and (iii) 1/3 on November 15, 2028. In addition, the board of directors approved RSUs in the aggregate amount of 120,000 to various employees of the Company, which vest: (i) 1/3 on each December 16, 2026, 2027 and 2028, respectively.

On March 18, 2026, the board of directors approved RSUs in the aggregate amount of 245,902 to two non-employee directors of the Company, an aggregate of 122,951 options to purchase Class A common stock at an exercise price of $0.61 per share for a period of 10 years to one non-employee director of the Company, which all vest on November 15, 2026. The board of directors also approved options to purchase Class A common stock at an exercise price of $0.61 per share for a period of 10 years in the aggregate amount of 743,853 to the executive officers of the Company, which vest: 1/3 on November 15, 2026, 2027, and 2028. In addition, the board of directors approved options with the same terms as those to officers in the aggregate amount of 275,000 to various employees of the Company, which vest: 1/3 on each November 15, 2026, 2027 and 2028, respectively. The board of directors also approved issuance of 100,000 RSUs which have yet to be allocated to employees which will vest 1/3 on each December 16, 2027, 2028, and 2029, respectively.

Subsequent to December 31, 2025, the Company issued 3,170,912 shares pursuant to the conversion of $1,065,000 of principal in convertible notes payable. In addition, the Company issued 159,914 shares pursuant to the settlement of $47,263 of accrued interest outstanding. The Company also issued 3,334 shares pursuant to vesting of RSU awards.

On January 12, 2026, the Company issued a convertible promissory note in the aggregate principal amount of $600,000 to White Lion in exchange for $564,000 in cash from White Lion with a maturity date of July 11, 2027 under the Second Closing, which bears interest at 5.0%. White Lion has the right, at any time until complete satisfaction of the amounts owed under the Initial Note, to convert any amounts owed under the Initial Note into Class A Common Stock of the Company at a conversion price equal to the greater of: (i) $0.25 or (ii) the lower of (A) the Fixed Conversion Price (as defined below) or (B) 90% multiplied by the lowest closing price of the Class A Common Stock during the ten trading days prior to the subject conversion date (representing a discount rate of 10%). The “Fixed Conversion Price” is the lower of (x) $0.75 or (y) the closing price of the Class A Common Stock on the 60th day following the date that the SEC has declared the registration statement required by the NPA effective for resales of the shares by White Lion. The conversion price shall be automatically adjusted equitably for stock splits, stock dividends or rights offerings by the Company relating to the Company’s securities or the securities of any subsidiary of the Company, as well as combinations, recapitalization, reclassifications, extraordinary distributions and similar events. At no time may White Lion hold or be required to take more than 4.99% (or up to 9.99% at the election of White Lion pursuant to the Initial Note) of the outstanding Class A Common Stock. In accordance with ASC 815, the Company determined that the embedded conversion option in the White Lion Notes should be bifurcated as a derivative liability and recorded as a discount, and the derivative liability accounted for at fair value on a recurring basis.

On February 4, 2026, the Company issued a convertible promissory note in the aggregate principal amount of $600,000 to White Lion in exchange for $564,000 in cash from White Lion with a maturity date of January 7, 2027 under the Second Closing, which bears interest at 5.0%. White Lion has the right, at any time until complete satisfaction of the amounts owed under the Initial Note, to convert any amounts owed under the Initial Note into Class A Common Stock of the Company at a conversion price equal to the greater of: (i) $0.20 or (ii) the lower of (A) the Fixed Conversion Price (as defined below) or (B) 90% multiplied by the lowest closing price of the Common Stock during the ten (10) Trading Days prior to the subject Conversion Date (representing a discount rate of 10%), provided however, in the event that such Conversion Price would be less than $0.20 per share (the “Floor Price”), in any instance, then the applicable Conversion Price for such conversion shall be equal to the Floor Price. “Fixed Conversion Price” means the lower of (x) $0.75 or (y) the closing price of the Common Stock on the sixtieth (60th) day (or, if such date is not a Trading Day, then the first Trading Day thereafter) following the date that the SEC has declared the Registration Statement required by the Note Purchase Agreement effective for resales of the Conversion Shares by the White Lion. The conversion price shall be automatically adjusted equitably for stock splits, stock dividends or rights offerings by the Company relating to the Company’s securities or the securities of any subsidiary of the Company, as well as combinations, recapitalization, reclassifications, extraordinary distributions and similar events. At no time may White Lion hold or be required to take more than 4.99% (or up to 9.99% at the election of White Lion pursuant to the Initial Note) of the outstanding Class A Common Stock. In accordance with ASC 815, the Company determined that the embedded conversion option in the White Lion Notes should be bifurcated as a derivative liability and recorded as a discount, and the derivative liability accounted for at fair value on a recurring basis.

On March 6, 2026, the Company issued a convertible promissory note in the aggregate principal amount of $600,000 to White Lion in exchange for $564,000 in cash from White Lion with a maturity date of April 1, 2027 under the Second Closing, which bears interest at 5.0%. White Lion has the right, at any time until complete satisfaction of the amounts owed under the Initial Note, to convert any amounts owed under the Initial Note into Class A Common Stock of the Company at a conversion price equal to the greater of: (i) $0.10 or (ii) the lower of (A) the Fixed Conversion Price (as defined below) or (B) 90% multiplied by the lowest closing price of the Common Stock during the ten (10) Trading Days prior to the subject Conversion Date (representing a discount rate of 10%), provided however, in the event that such Conversion Price would be less than $0.10 per share (the “Floor Price”), in any instance, then the applicable Conversion Price for such conversion shall be equal to the Floor Price. “Fixed Conversion Price” means the lower of (x) the closing price of the Common Stock on the six (6) month anniversary of the Issue Date (or, if such date is not a Trading Day, then the first Trading Day thereafter), or (y) the closing price of the Common Stock on the sixtieth (60th) day (or, if such date is not a Trading Day, then the first Trading Day thereafter) following the date that the SEC has declared the Registration Statement required by the Note Purchase Agreement effective for resales of the Conversion Shares by White Lion. The conversion price shall be automatically adjusted equitably for stock splits, stock dividends or rights offerings by the Company relating to the Company’s securities or the securities of any subsidiary of the Company, as well as combinations, recapitalization, reclassifications, extraordinary distributions and similar events. At no time may White Lion hold or be required to take more than 4.99% (or up to 9.99% at the election of White Lion pursuant to the Initial Note) of the outstanding Class A Common Stock. In accordance with ASC 815, the Company determined that the embedded conversion option in the White Lion Notes should be bifurcated as a derivative liability and recorded as a discount, and the derivative liability accounted for at fair value on a recurring basis.

During the three months ended March 31, 2026, officers, directors and other employees agreed to structure an aggregate of $3,446,454 of deferred salary and bonuses into promissory notes. The notes carry interest at 15.0%, payable quarterly, and mature on July 1, 2029.

On April 1, 2026, the Company issued a convertible promissory note in the aggregate principal amount of $1,200,000 to White Lion in exchange for $1,128,000 in cash from White Lion with a maturity date of July 1, 2027 which bears interest at 5.0%. White Lion has the right, at any time until complete satisfaction of the amounts owed under the Initial Note, to convert any amounts owed under the Initial Note into Class A Common Stock of the Company at a conversion price equal to the greater of: (i) $0.15 or (ii) the lower of (A) the Fixed Conversion Price (as defined below) or (B) 90% multiplied by the lowest closing price of the Common Stock during the ten (10) Trading Days prior to the subject Conversion Date (representing a discount rate of 10%), provided however, in the event that such Conversion Price would be less than $0.15 per share (the “Floor Price”), in any instance, then the applicable Conversion Price for such conversion shall be equal to the Floor Price. “Fixed Conversion Price” means the lower of (x) $1.25 (or, if such date is not a Trading Day, then the first Trading Day thereafter), or (y) the closing price of the Common Stock on the ninetieth (90th) day (or, if such date is not a Trading Day, then the first Trading Day thereafter) following the Issue Date. The conversion price shall be automatically adjusted equitably for stock splits, stock dividends or rights offerings by the Company relating to the Company’s securities or the securities of any subsidiary of the Company, as well as combinations, recapitalization, reclassifications, extraordinary distributions and similar events. At no time may White Lion hold or be required to take more than 4.99% (or up to 9.99% at the election of White Lion pursuant to the Initial Note) of the outstanding Class A Common Stock.